UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 97.9%

Security	Shares	Value

Aerospace & Defense — 2.5%
Arconic, Inc.	17,586	$326,044
Boeing Co. (The)	986,085	153,513,713
General Dynamics Corp.	103,506	17,871,346
Huntington Ingalls Industries, Inc.	1	184
Lockheed Martin Corp.	48,815	12,200,821
Northrop Grumman Corp.	21,952	5,105,596
Raytheon Co.	60,797	8,633,174
Rockwell Collins, Inc.	166,787	15,471,162
United Technologies Corp.	944,851	103,574,567

		$316,696,607

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	349,401	$25,597,117
FedEx Corp.	281,164	52,352,737
United Parcel Service, Inc., Class B	1,245,933	142,833,759

		$220,783,613

Airlines — 0.0%(1)
American Airlines Group, Inc.	30,481	$1,423,158

		$1,423,158

Auto Components — 0.1%
Adient PLC(2)	15,055	$882,223
BorgWarner, Inc.	2,000	78,880
Gentex Corp.	497,018	9,786,284

		$10,747,387

Automobiles — 0.1%
Daimler AG	38,000	$2,817,700
Ford Motor Co.	338,900	4,110,857
General Motors Co.	8,945	311,644
Harley-Davidson, Inc.	800	46,672
Tesla Motors, Inc.(2)	3,069	655,814

		$7,942,687

Banks — 7.9%
Bank of America Corp.	1,963,974	$43,403,825
Bank of Montreal	4	288
BB&T Corp.	1,251,342	58,838,101
CIT Group, Inc.	66,161	2,823,751
Citigroup, Inc.	808,317	48,038,279
Commerce Bancshares, Inc.	24,150	1,396,112

Security	Shares	Value

Banks (continued)
CVB Financial Corp.	152,000	$3,485,360
Fifth Third Bancorp	1,147,220	30,940,523
HSBC Holdings PLC	220,592	1,763,907
HSBC Holdings PLC ADR	424	17,036
Huntington Bancshares, Inc.	85,471	1,129,927
ING Groep NV ADR	131,742	1,857,562
JPMorgan Chase & Co.	3,364,675	290,337,806
KeyCorp	111,718	2,041,088
M&T Bank Corp.	32,920	5,149,676
PNC Financial Services Group, Inc. (The)	71,422	8,353,517
Regions Financial Corp.	648,069	9,306,271
Societe Generale SA	460,793	22,664,936
SunTrust Banks, Inc.	324,267	17,786,045
SVB Financial Group(2)	5,433	932,629
Synovus Financial Corp.	1,565	64,290
Toronto-Dominion Bank (The)	29,644	1,462,635
U.S. Bancorp	2,622,358	134,710,530
Wells Fargo & Co.	5,549,180	305,815,310
Zions Bancorporation	38,805	1,670,167

		$993,989,571

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	1,630	$171,867
Boston Beer Co., Inc. (The), Class A(2)	3,130	531,630
Coca-Cola Co. (The)	2,962,486	122,824,670
Molson Coors Brewing Co., Class B	186,000	18,099,660
Monster Beverage Corp.(2)	90,615	4,017,869
PepsiCo, Inc.	1,701,774	178,056,614

		$323,702,310

Biotechnology — 4.2%
AbbVie, Inc.	1,829,447	$114,559,971
Agios Pharmaceuticals, Inc.(2)	54,880	2,290,142
Alexion Pharmaceuticals, Inc.(2)	322,413	39,447,231
Amgen, Inc.	1,043,905	152,629,350
Biogen, Inc.(2)	139,216	39,478,873
Celgene Corp.(2)	686,696	79,485,062
Gilead Sciences, Inc.	1,056,926	75,686,471
Incyte Corp.(2)	65,100	6,527,577
Regeneron Pharmaceuticals, Inc.(2)	4,491	1,648,601
Shire PLC ADR	4,138	705,033
Vertex Pharmaceuticals, Inc.(2)	290,000	21,364,300

		$533,822,611

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Building Products — 0.2%
A.O. Smith Corp.	24,000	$1,136,400
Fortune Brands Home & Security, Inc.	1,600	85,536
Johnson Controls International PLC	310,198	12,777,055
Lennox International, Inc.	99,434	15,230,306

		$29,229,297

Capital Markets — 5.8%
Affiliated Managers Group, Inc.(2)	275	$39,957
Ameriprise Financial, Inc.	210,135	23,312,377
Bank of New York Mellon Corp. (The)	447,375	21,196,627
BlackRock, Inc.	7,827	2,978,487
Brookfield Asset Management, Inc., Class A	8,547	282,136
CBOE Holdings, Inc.	158,225	11,691,245
Charles Schwab Corp. (The)	3,795,966	149,826,778
CME Group, Inc.	194,714	22,460,260
E*TRADE Financial Corp.(2)	4,593	159,147
Franklin Resources, Inc.	1,178,201	46,633,196
Goldman Sachs Group, Inc. (The)	584,397	139,933,862
Intercontinental Exchange, Inc.	108,460	6,119,313
Invesco, Ltd.	4,040	122,574
Legg Mason, Inc.	122,902	3,675,999
LPL Financial Holdings, Inc.	99,471	3,502,374
Moody’s Corp.	187,415	17,667,612
Morgan Stanley	2,232,607	94,327,646
Northern Trust Corp.	709,098	63,145,177
S&P Global, Inc.	86,290	9,279,627
State Street Corp.	772,398	60,030,772
Stifel Financial Corp.(2)	112,796	5,634,160
T. Rowe Price Group, Inc.	596,015	44,856,089
UBS AG(2)	9	141
Waddell & Reed Financial, Inc., Class A	8,833	172,332

		$727,047,888

Chemicals — 1.7%
AdvanSix, Inc.(2)	13,292	$294,285
Air Products and Chemicals, Inc.	12,258	1,762,946
Albemarle Corp.	66,157	5,694,794
Ashland Global Holdings, Inc.	25,092	2,742,305
Chemours Co. (The)	151	3,336
Dow Chemical Co. (The)	182,401	10,436,985
E.I. du Pont de Nemours & Co.	732,614	53,773,868
Eastman Chemical Co.	1,950	146,659
Ecolab, Inc.	507,237	59,458,321
LyondellBasell Industries NV, Class A	2,163	185,542
Monsanto Co.	397,992	41,872,738

Security	Shares	Value

Chemicals (continued)
NewMarket Corp.	12,172	$5,158,980
PPG Industries, Inc.	290,700	27,546,732
Praxair, Inc.	4,903	574,583
Sherwin-Williams Co. (The)	10,994	2,954,528
Valspar Corp. (The)	20,000	2,072,200
Westlake Chemical Corp.	1,000	55,990

		$214,734,792

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	14,270	$216,761
Stericycle, Inc.(2)	13,300	1,024,632
Waste Management, Inc.	109,181	7,742,025

		$8,983,418

Communications Equipment — 1.0%
Arista Networks, Inc.(2)	465,850	$45,080,304
Brocade Communications Systems, Inc.	176,629	2,206,096
Cisco Systems, Inc.	1,791,224	54,130,789
Juniper Networks, Inc.	290,392	8,206,478
Motorola Solutions, Inc.	2,986	247,510
Nokia Oyj ADR	192	924
Palo Alto Networks, Inc.(2)	140,438	17,561,772

		$127,433,873

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$126,048
Jacobs Engineering Group, Inc.(2)	56,851	3,240,507

		$3,366,555

Construction Materials — 0.0%(1)
Vulcan Materials Co.	49,298	$6,169,645

		$6,169,645

Consumer Finance — 1.7%
American Express Co.	965,791	$71,545,797
Capital One Financial Corp.	80,994	7,065,917
Discover Financial Services	957,957	69,059,120
LendingClub Corp.(2)	79,691	418,378
Navient Corp.	10,200	167,586
SLM Corp.(2)	10,200	112,404
Synchrony Financial	1,714,319	62,178,350

		$210,547,552

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Containers & Packaging — 0.0%(1)
Ball Corp.	12,644	$949,185
International Paper Co.	42,000	2,228,520
WestRock Co.	21,177	1,075,156

		$4,252,861

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,977,779
LKQ Corp.(2)	175,000	5,363,750

		$24,341,529

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$588,774

		$588,774

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	453	$110,586,813
Berkshire Hathaway, Inc., Class B(2)	1,235,470	201,356,901

		$311,943,714

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	611,251	$25,996,505
CenturyLink, Inc.	5,086	120,945
Deutsche Telekom AG ADR	50,092	856,573
Frontier Communications Corp.	13,417	45,350
Verizon Communications, Inc.	292,537	15,615,625
Windstream Holdings, Inc.	4,107	30,104

		$42,665,102

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,445,030
Exelon Corp.	8,420	298,826
NextEra Energy, Inc.	104,195	12,447,135
Southern Co. (The)	104,092	5,120,285

		$20,311,276

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$2,567,394
AMETEK, Inc.	58,946	2,864,776
Eaton Corp. PLC	92,083	6,177,849
Emerson Electric Co.	2,022,752	112,768,424
Rockwell Automation, Inc.	122,921	16,520,582

		$140,899,025

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,498,529	$36,369,299
Keysight Technologies, Inc.(2)	2,442	89,304
Knowles Corp.(2)	8,001	133,696
TE Connectivity, Ltd.	15,999	1,108,411

		$37,700,710

Energy Equipment & Services — 1.2%
Halliburton Co.	908,346	$49,132,435
National Oilwell Varco, Inc.	5,061	189,484
Schlumberger, Ltd.	1,208,406	101,445,684
Transocean, Ltd.(2)	2,884	42,510

		$150,810,113

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	13,718	$1,449,718
Host Hotels & Resorts, Inc.	3,140	59,157
ProLogis, Inc.	2,000	105,580
Simon Property Group, Inc.	23,686	4,208,292

		$5,822,747

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	877,027	$140,420,793
CVS Health Corp.	1,176,138	92,809,050
Kroger Co. (The)	147,263	5,082,046
Sprouts Farmers Market, Inc.(2)	1,624,547	30,736,429
Sysco Corp.	389,033	21,540,757
Wal-Mart Stores, Inc.	1,229,731	84,999,007
Walgreens Boots Alliance, Inc.	334,078	27,648,295

		$403,236,377

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,779,353
Campbell Soup Co.	19,915	1,204,260
Conagra Brands, Inc.	219,407	8,677,547
Flowers Foods, Inc.	147,169	2,938,965
General Mills, Inc.	15,587	962,809
Hain Celestial Group, Inc. (The)(2)	7,590	296,238
Hershey Co. (The)	517,723	53,548,090
Hormel Foods Corp.	145,646	5,069,937
JM Smucker Co. (The)	12,692	1,625,338
Kellogg Co.	62,358	4,596,408
Kraft Heinz Co. (The)	11,260	983,223
Lamb Weston Holdings, Inc.(2)	73,135	2,768,160
McCormick & Co., Inc.	48,579	4,533,878

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Food Products (continued)
Mondelez International, Inc., Class A	304,371	$13,492,766
Nestle SA	1,150,695	82,432,989
Tyson Foods, Inc., Class A	5,000	308,400

		$191,218,361

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,588,445	$61,012,172
ABIOMED, Inc.(2)	8,390	945,385
Bard (C.R.), Inc.	25,000	5,616,500
Baxter International, Inc.	230,275	10,210,394
Becton, Dickinson and Co.	75,652	12,524,189
Boston Scientific Corp.(2)	26,487	572,914
Danaher Corp.	53,353	4,152,998
DexCom, Inc.(2)	69,542	4,151,657
Halyard Health, Inc.(2)	2,456	90,823
Intuitive Surgical, Inc.(2)	22,100	14,015,157
Medtronic PLC	528,682	37,658,019
St. Jude Medical, Inc.	17,174	1,377,183
Stryker Corp.	243,082	29,123,654
Zimmer Biomet Holdings, Inc.	133,186	13,744,795

		$195,195,840

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(2)	32,000	$1,059,200
Aetna, Inc.	17,840	2,212,338
AmerisourceBergen Corp.	21,330	1,667,793
Anthem, Inc.	54,347	7,813,468
Cardinal Health, Inc.	171,141	12,317,018
Centene Corp.(2)	1,005	56,793
Cigna Corp.	1,464	195,283
DaVita, Inc.(2)	169,352	10,872,398
Express Scripts Holding Co.(2)	98,719	6,790,880
HCA Holdings, Inc.(2)	145,114	10,741,338
Henry Schein, Inc.(2)	12,854	1,950,080
Humana, Inc.	482	98,343
McKesson Corp.	3,784	531,463
PharMerica Corp.(2)	1,805	45,396
UnitedHealth Group, Inc.	67,281	10,767,651

		$67,119,442

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$68,213

		$68,213

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	1,216	$63,305
Chipotle Mexican Grill, Inc.(2)	659	248,654
Marriott International, Inc., Class A	1,283,017	106,079,846
Marriott International, Inc., Class A(3)	200,000	16,501,274
Marriott International, Inc., Class A(3)	297,981	24,624,750
McDonald’s Corp.	350,116	42,616,119
Starbucks Corp.	3,637,484	201,953,112
Yum China Holdings, Inc.(2)	228,873	5,978,163
Yum! Brands, Inc.	290,179	18,377,036

		$416,442,259

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$39,765
Harman International Industries, Inc.	26,105	2,901,832
Newell Brands, Inc.(3)	346,781	15,483,772
Tempur Sealy International, Inc.(2)	65,198	4,451,719
Whirlpool Corp.	1,391	252,842

		$23,129,930

Household Products — 1.6%
Colgate-Palmolive Co.	1,211,973	$79,311,513
Energizer Holdings, Inc.	9,500	423,795
Kimberly-Clark Corp.	25,068	2,860,760
Procter & Gamble Co. (The)	1,442,354	121,273,125

		$203,869,193

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$20,103

		$20,103

Industrial Conglomerates — 2.6%
3M Co.	796,707	$142,267,969
Carlisle Cos., Inc.	39,148	4,317,633
General Electric Co.	4,402,967	139,133,757
Honeywell International, Inc.	337,001	39,041,566

		$324,760,925

Insurance — 1.0%
Aegon NV ADR	192,110	$1,062,368
Aflac, Inc.	218,366	15,198,274
Alleghany Corp.(2)	3,985	2,423,358
Allstate Corp. (The)	583	43,212
American International Group, Inc.	144,141	9,413,849
Aon PLC	75,914	8,466,689

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Insurance (continued)
Arch Capital Group, Ltd.(2)	13,000	$1,121,770
Arthur J. Gallagher & Co.	109,699	5,699,960
Chubb, Ltd.	4,534	599,032
Cincinnati Financial Corp.	141,081	10,686,886
Hartford Financial Services Group, Inc.	5,762	274,559
Markel Corp.(2)	6,362	5,754,429
Marsh & McLennan Cos., Inc.	82,951	5,606,658
MetLife, Inc.	8,411	453,269
Progressive Corp.	1,230,644	43,687,862
Prudential Financial, Inc.	18,767	1,952,894
Torchmark Corp.	78,790	5,811,550
Travelers Companies, Inc. (The)	89,766	10,989,154
Willis Towers Watson PLC	104	12,717

		$129,258,490

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(2)	338,164	$253,579,039
Expedia, Inc.	2,670	302,457
Netflix, Inc.(2)	63,000	7,799,400
Priceline Group, Inc. (The)(2)	44,261	64,889,282
Wayfair, Inc.(2)	23,387	819,714

		$327,389,892

Internet Software & Services — 6.9%
Akamai Technologies, Inc.(2)	225,000	$15,003,000
Alibaba Group Holding, Ltd. ADR(2)	186,157	16,346,446
Alphabet, Inc., Class A(2)	285,459	226,211,985
Alphabet, Inc., Class C(2)	314,528	242,759,001
Baidu, Inc. ADR(2)	32,500	5,343,325
eBay, Inc.(2)	1,282,247	38,069,913
Facebook, Inc., Class A(2)	2,612,646	300,584,922
IAC/InterActiveCorp(2)	17,583	1,139,203
Pandora Media, Inc.(2)	37,000	482,480
Twitter, Inc.(2)	654,278	10,664,731
VeriSign, Inc.(2)	17,631	1,341,190
Yahoo! Inc.(2)	144,071	5,571,226
Yelp, Inc.(2)	145,608	5,552,033

		$869,069,455

IT Services — 2.2%
Accenture PLC, Class A	594,562	$69,641,047
Alliance Data Systems Corp.	686	156,751
Automatic Data Processing, Inc.	118,618	12,191,558
Broadridge Financial Solutions, Inc.	16,037	1,063,253
Cognizant Technology Solutions Corp., Class A(2)	5,578	312,535

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services, Inc.	70,844	$5,358,640
Fiserv, Inc.(2)	49,812	5,294,019
International Business Machines Corp.	379,182	62,940,420
MasterCard, Inc., Class A	42,126	4,349,510
Paychex, Inc.	705,192	42,932,089
PayPal Holdings, Inc.(2)	540,457	21,331,838
Sabre Corp.	2,290	57,136
Square, Inc., Class A(2)	96,040	1,309,025
Total System Services, Inc.	5	245
Visa, Inc., Class A	582,335	45,433,777
Western Union Co.	60,362	1,311,063

		$273,682,906

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$730,240
Polaris Industries, Inc.	4,104	338,129

		$1,068,369

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	651,639	$29,688,673
Illumina, Inc.(2)	10,000	1,280,400
Quintiles IMS Holdings, Inc.(2)	24,800	1,886,040
Thermo Fisher Scientific, Inc.	22,176	3,129,033

		$35,984,146

Machinery — 1.9%
Caterpillar, Inc.	208,665	$19,351,592
Deere & Co.	391,930	40,384,467
Donaldson Co., Inc.	89,373	3,760,816
Dover Corp.	325,614	24,398,257
Fortive Corp.	26,676	1,430,634
Illinois Tool Works, Inc.	1,036,897	126,978,407
Ingersoll-Rand PLC	4,580	343,683
Manitowoc Co., Inc. (The)(2)	45,741	273,531
Manitowoc Foodservice, Inc.(2)	45,741	884,174
PACCAR, Inc.	171,748	10,974,697
Parker-Hannifin Corp.	16,957	2,373,980
Pentair PLC	4	224
Snap-on, Inc.	15,151	2,594,912
WABCO Holdings, Inc.(2)	3,080	326,942
Wabtec Corp.	12,082	1,003,048

		$235,079,364

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Media — 3.2%
CBS Corp., Class B	326,925	$20,798,969
Comcast Corp., Class A	1,626,745	112,326,742
Discovery Communications, Inc., Class A(2)	6,930	189,951
Discovery Communications, Inc., Class C(2)	207	5,543
Liberty Braves Group, Series A(2)	1,236	25,326
Liberty Braves Group, Series C(2)	2,473	50,919
Liberty Broadband Corp., Series A(2)	3,091	223,974
Liberty Broadband Corp., Series C(2)	6,183	457,975
Liberty Global PLC, Class A(2)	8,854	270,844
Liberty Global PLC, Class C(2)	27,614	820,136
Liberty Global PLC LiLAC, Class A(2)	1,546	33,950
Liberty Global PLC LiLAC, Class C(2)	4,825	102,145
Liberty Media Group, Series A(2)	3,091	96,903
Liberty Media Group, Series C(2)	6,183	193,713
Liberty SiriusXM Group, Series A(2)	12,367	426,909
Liberty SiriusXM Group, Series C(2)	24,734	838,977
News Corp., Class A	24	275
Omnicom Group, Inc.	148,152	12,609,217
TEGNA, Inc.	1,201	25,689
Time Warner, Inc.	154,834	14,946,126
Time, Inc.	109	1,946
Twenty-First Century Fox, Inc., Class A	16,333	457,977
Viacom, Inc., Class B	410,639	14,413,429
Walt Disney Co. (The)	2,162,340	225,359,075

		$404,676,710

Metals & Mining — 0.2%
Alcoa Corp.	5,862	$164,605
Cliffs Natural Resources, Inc.(2)	527,743	4,438,319
Freeport-McMoRan, Inc.(2)	498	6,568
Glencore PLC(2)	598,405	2,021,940
Lonmin PLC(2)	64	111
Nucor Corp.	235,636	14,025,055

		$20,656,598

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$57,618
Dominion Resources, Inc.	4,100	314,019
DTE Energy Co.	52,668	5,188,324
Sempra Energy	3,787	381,124
WEC Energy Group, Inc.	3,742	219,468

		$6,160,553

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	138,104	$10,658,867

Security	Shares	Value

Multiline Retail (continued)
Nordstrom, Inc.	6,000	$287,580
Target Corp.	173,907	12,561,302

		$23,507,749

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	797,255	$55,592,591
Antero Resources Corp.(2)	1,633,197	38,625,109
Apache Corp.	175,832	11,160,057
California Resources Corp.(2)	275	5,855
Cheniere Energy, Inc.(2)	342,305	14,181,696
Cheniere Energy, Inc.(2)(3)	300,000	12,429,000
Chesapeake Energy Corp.(2)	288	2,022
Chevron Corp.	724,202	85,238,575
Concho Resources, Inc.(2)	40,000	5,304,000
ConocoPhillips	302,494	15,167,049
Devon Energy Corp.	1,380,333	63,039,808
EOG Resources, Inc.	1,077,613	108,946,674
Exxon Mobil Corp.	3,393,659	306,311,661
Hess Corp.	64,190	3,998,395
Kinder Morgan, Inc.	5,815	120,429
Marathon Oil Corp.	170,827	2,957,015
Marathon Petroleum Corp.	160,826	8,097,589
Murphy Oil Corp.	145,312	4,523,563
Occidental Petroleum Corp.	12,864	916,303
Phillips 66	185,557	16,033,980
Pioneer Natural Resources Co.	8,224	1,480,896
Range Resources Corp.	291,845	10,027,794
Royal Dutch Shell PLC, Class A ADR	70,142	3,814,322
Southwestern Energy Co.(2)	730	7,899
Williams Cos., Inc.	4,625	144,023
WPX Energy, Inc.(2)	666	9,704

		$768,136,009

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	40,363	$3,087,366
Unilever NV – NY Shares	19,032	781,454
Unilever PLC ADR	9,246	376,312

		$4,245,132

Pharmaceuticals — 5.9%
Allergan PLC(2)	89,986	$18,897,960
Bristol-Myers Squibb Co.	2,212,052	129,272,319
Catalent, Inc.(2)	45,943	1,238,623
Eli Lilly & Co.	1,307,323	96,153,607
GlaxoSmithKline PLC ADR	1,468	56,533

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	2,010,983	$231,685,351
Mallinckrodt PLC(2)	9,126	454,657
Merck & Co., Inc.	1,291,003	76,001,347
Novartis AG ADR	114,005	8,304,124
Novo Nordisk A/S ADR	1,271,336	45,590,109
Pfizer, Inc.	1,575,770	51,181,010
Roche Holding AG ADR	35,808	1,021,602
Sanofi ADR	5,100	206,244
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	60,605,867
Zoetis, Inc.	361,174	19,333,644

		$740,002,997

Professional Services — 0.1%
Equifax, Inc.	12,654	$1,496,082
Nielsen Holdings PLC	72,356	3,035,334
On Assignment, Inc.(2)	105,500	4,658,880
On Assignment, Inc.(2)(3)	23,537	1,039,134
Verisk Analytics, Inc.(2)	61,792	5,015,657

		$15,245,087

Road & Rail — 0.4%
Canadian National Railway Co.	1,231	$82,969
CSX Corp.	32,090	1,152,994
Kansas City Southern	7,000	593,950
Norfolk Southern Corp.	174,137	18,818,985
Union Pacific Corp.	305,976	31,723,592

		$52,372,490

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	599,209	$43,514,558
Applied Materials, Inc.	100,000	3,227,000
Broadcom, Ltd.	50,933	9,003,426
Cypress Semiconductor Corp.	107,346	1,228,038
Intel Corp.	6,793,662	246,406,121
Linear Technology Corp.	50,000	3,117,500
Marvell Technology Group, Ltd.	95,391	1,323,073
Microchip Technology, Inc.	141,903	9,103,078
NVIDIA Corp.	414,483	44,241,916
QUALCOMM, Inc.	2,801,522	182,659,234
Texas Instruments, Inc.	1,022,722	74,628,024
Versum Materials, Inc.(2)	6,129	172,041
Xilinx, Inc.	90,186	5,444,529

		$624,068,538

Security	Shares	Value

Software — 3.9%
Activision Blizzard, Inc.	218,092	$7,875,302
Adobe Systems, Inc.(2)	487,858	50,224,981
Autodesk, Inc.(2)	5,071	375,305
Cadence Design Systems, Inc.(2)	344,974	8,700,244
CDK Global, Inc.	3	179
Check Point Software Technologies, Ltd.(2)	150,000	12,669,000
Citrix Systems, Inc.(2)	5,976	533,717
Dell Technologies, Inc., Class V(2)	156	8,575
FireEye, Inc.(2)	82,732	984,511
Fortinet, Inc.(2)	20,000	602,400
Intuit, Inc.	13,739	1,574,627
Manhattan Associates, Inc.(2)	56,873	3,015,975
Microsoft Corp.	3,253,021	202,142,725
Oracle Corp.	3,943,269	151,618,693
Paycom Software, Inc.(2)	517,805	23,554,949
salesforce.com, inc.(2)	20,351	1,393,230
ServiceNow, Inc.(2)	163,113	12,125,820
Splunk, Inc.(2)	100,000	5,115,000
Symantec Corp.	72,900	1,741,581
Synopsys, Inc.(2)	5,660	333,148
Tableau Software, Inc., Class A(2)	13,699	577,413
Workday, Inc., Class A(2)	68,726	4,542,101
Workday, Inc., Class A(2)(3)	34,000	2,245,937

		$491,955,413

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	62,547	$10,577,949
Advance Auto Parts, Inc.(3)	16,346	2,764,435
AutoNation, Inc.(2)	5,972	290,538
Bed Bath & Beyond, Inc.	7,000	284,480
Best Buy Co., Inc.	133,011	5,675,579
Dick’s Sporting Goods, Inc.	35,000	1,858,500
Gap, Inc. (The)	89,138	2,000,257
GNC Holdings, Inc., Class A	900	9,936
Home Depot, Inc. (The)	418,523	56,115,564
L Brands, Inc.	41,877	2,757,182
Lowe’s Companies, Inc.	472,883	33,631,439
O’Reilly Automotive, Inc.(2)	18,062	5,028,641
Ross Stores, Inc.	166,083	10,895,045
Ross Stores, Inc.(3)	42,798	2,807,549
Signet Jewelers, Ltd.	65,986	6,219,840
Staples, Inc.	144,626	1,308,865
Tiffany & Co.	600	46,458
TJX Cos., Inc. (The)	1,769,766	132,962,519
Tractor Supply Co.	93,481	7,086,795

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	67,767	$17,276,519

		$299,598,090

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	3,415,370	$395,568,154
NetApp, Inc.	414,967	14,635,886

		$410,204,040

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	1,012,238	$21,833,973
Luxottica Group SpA ADR	20,606	1,106,542
NIKE, Inc., Class B	3,819,354	194,137,764
VF Corp.	39,525	2,108,659

		$219,186,938

Tobacco — 0.5%
Altria Group, Inc.	184,427	$12,470,954
Philip Morris International, Inc.	485,977	44,462,036
Reynolds American, Inc.	6,462	362,130

		$57,295,120

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$31,054
United Rentals, Inc.(2)	2,000	211,160

		$242,214

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	346,647	$4,357,353
Sprint Corp.(2)	1	8
Vodafone Group PLC ADR	95,700	2,337,951

		$6,695,312

Total Common Stocks (identified cost $6,896,630,574)		$12,316,799,070

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,654

Total Rights (identified cost $16,440)		$2,654

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(4)	245,785,225	$245,809,804

Total Short-Term Investments (identified cost $245,797,941)		$245,809,804

Total Investments — 99.9% (identified cost $7,142,444,955)		$12,562,611,528

Other Assets, Less Liabilities — 0.1%		$14,412,595

Net Assets — 100.0%		$12,577,024,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $6,896,647,014)	$12,316,801,724
Affiliated investment, at value (identified cost, $245,797,941)	245,809,804
Cash	479,341
Foreign currency, at value (identified cost, $99)	93
Dividends receivable	12,233,047
Dividend receivable from affiliated investment	143,622
Receivable for investments sold	2,680,388
Tax reclaims receivable	4,233,684
Total assets	$12,582,381,703

Liabilities
Payable to affiliates:
Investment adviser fee	$4,600,328
Trustees’ fees	17,000
Accrued expenses	740,252
Total liabilities	$5,357,580
Net Assets applicable to investors’ interest in Portfolio	$12,577,024,123

Sources of Net Assets
Investors’ capital	$7,157,042,710
Net unrealized appreciation	5,419,981,413
Total	$12,577,024,123

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $1,550,177)	$218,826,354
Interest allocated from/dividends from affiliated investment	1,137,142
Expenses allocated from affiliated investment	(21,587)
Total investment income	$219,941,909

Expenses
Investment adviser fee	$50,540,735
Trustees’ fees and expenses	68,000
Custodian fee	1,666,131
Professional fees	300,484
Miscellaneous	382,363
Total expenses	$52,957,713

Net investment income	$166,984,196

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$292,656,586
Investment transactions in/allocated from affiliated investment	10,095
Foreign currency transactions	(36,553)
Net realized gain	$292,630,128
Change in unrealized appreciation (depreciation) —
Investments	$541,481,668
Investments — affiliated investment	11,863
Foreign currency	(61,951)
Net change in unrealized appreciation (depreciation)	$541,431,580

Net realized and unrealized gain	$834,061,708

Net increase in net assets from operations	$1,001,045,904

(1)	Includes $294,779,227 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$166,984,196	$153,888,659
Net realized gain from investment and foreign currency transactions	292,630,128	302,041,763
Net change in unrealized appreciation (depreciation) from investments and foreign currency	541,431,580	(194,073,100)
Net increase in net assets from operations	$1,001,045,904	$261,857,322
Capital transactions —
Contributions	$1,168,134,044	$1,134,112,358
Withdrawals	(647,540,645)	(886,281,300)
Net increase in net assets from capital transactions	$520,593,399	$247,831,058

Net increase in net assets	$1,521,639,303	$509,688,380

Net Assets
At beginning of year	$11,055,384,820	$10,545,696,440
At end of year	$12,577,024,123	$11,055,384,820

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47%		0.47%	0.47%	0.48%	0.48%
Net investment income	1.48%		1.44%	1.45%	1.50%	1.78%
Portfolio Turnover	1	%(2)	9%	8%	3%	2%

Total Return	9.06%		2.53%	12.73%	32.39%	15.48%

Net assets, end of year (000’s omitted)	$12,577,024		$11,055,385	$10,545,696	$9,414,954	$7,729,091

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 6% for the year ended December 31, 2016.

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.6%, 11.2%, 5.2%, and 1.1% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 75.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

28

Tax-Managed Growth Portfolio

December 31, 2016

Notes to Financial Statements — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $50,540,735 or 0.45% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

29

Tax-Managed Growth Portfolio

December 31, 2016

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $149,386,838 and $71,076,993, respectively, for the year ended December 31, 2016. In addition, investors contributed securities with an aggregate market value of $1,060,077,569 and investments having an aggregate market value of $554,873,318 at dates of withdrawal were distributed in payment for capital withdrawals, during the year ended December 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,387,559,137

Gross unrealized appreciation	$10,186,269,378
Gross unrealized depreciation	(11,216,987)

Net unrealized appreciation	$10,175,052,391

The net unrealized depreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $185,160.

5  Restricted Securities

At December 31, 2016, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,764,435
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	12,429,000
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	16,501,274
Marriott International, Inc., Class A	12/15/16	12/15/17	297,981	25,000,019	24,624,750
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	15,483,772
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	1,039,134
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,807,549
Workday, Inc., Class A	12/15/16	12/15/17	34,000	2,342,108	2,245,937

Total Restricted Securities				$74,622,016	$77,895,851

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

30

Tax-Managed Growth Portfolio

December 31, 2016

Notes to Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,717,494,290	$41,126,024		$—	$1,758,620,314
Consumer Staples	1,101,133,504	82,432,989		—	1,183,566,493
Energy	918,946,122	—		—	918,946,122
Financials	2,348,358,372	24,428,843		—	2,372,787,215
Health Care	1,572,193,249	—		—	1,572,193,249
Industrials	1,348,042,619	1,039,134		—	1,349,081,753
Information Technology	2,831,868,998	2,245,937		—	2,834,114,935
Materials	243,791,845	2,022,051		—	245,813,896
Real Estate	5,822,747	—		—	5,822,747
Telecommunication Services	49,360,414	—		—	49,360,414
Utilities	26,491,932	—		—	26,491,932

Total Common Stocks	$12,163,504,092	$153,294,978	*	$—	$12,316,799,070

Rights	$2,654	$—		$—	$2,654
Short-Term Investments	—	245,809,804		—	245,809,804

Total Investments	$12,163,506,746	$399,104,782		$—	$12,562,611,528

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.4% of net assets at December 31, 2016).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

31

Tax-Managed Growth Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

32

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

33

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

34

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$95,550	$96,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,834	$17,002
All Other Fees(3)	$0	$0

Total	$112,834	$113,552

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/15	12/31/16
Registrant	$16,834	$17,002

Eaton Vance(1)	$56,434	$46,000

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017